World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	129,195,902.09	16,044
Yield Supplement Overcollateralization Amount at 10/31/15	610,779.82	0
Receivables Balance at 10/31/15	129,806,681.91	16,044
Principal Payments	8,511,666.51	412
Defaulted Receivables	250,102.13	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	531,261.25	0
Pool Balance at 11/30/15	120,513,652.02	15,608

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	12.87%

Prepayment ABS Speed	1.28%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.51%
Weighted Average APR, Yield Adjusted	5.14%
Weighted Average Remaining Term	24.15

Delinquent Receivables:
Past Due 31-60 days	3,069,180.79	274
Past Due 61-90 days	897,901.33	79
Past Due 91-120 days	141,552.62	15
Past Due 121+ days	0.00	0
Total	4,108,634.74	368

Total 31+ Delinquent as % Ending Pool Balance	3.41%

Recoveries	181,079.04

Aggregate Net Losses/(Gains) - November 2015	69,023.09
Current Net Loss Ratio (Annualized)	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.24%

Flow of Funds	$ Amount

Collections	9,194,976.78
Advances	2,771.24
Investment Earnings on Cash Accounts	1,376.95
Servicing Fee	(108,172.23)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,090,952.74

Distributions of Available Funds
(1) Class A Interest	71,551.46
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,682,250.07
(7) Distribution to Certificateholders	313,634.04
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,090,952.74

Servicing Fee	108,172.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 11/16/15	119,953,827.75
Principal Paid	8,682,250.07
Note Balance @ 12/15/15	111,271,577.68

Class A-1
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-2
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-3
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-4
Note Balance @ 11/16/15	101,013,827.75
Principal Paid	8,682,250.07
Note Balance @ 12/15/15	92,331,577.68
Note Factor @ 12/15/15	72.3204963%

Class B
Note Balance @ 11/16/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	18,940,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	95,068.63
Total Principal Paid	8,682,250.07
Total Paid	8,777,318.70

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.85000%
Interest Paid	71,551.46
Principal Paid	8,682,250.07
Total Paid to A-4 Holders	8,753,801.53

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1052331
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.6105313
Total Distribution Amount	9.7157644

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5604407
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	68.0054051
Total A-4 Distribution Amount	68.5658458

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/15	34,962.94
Balance as of 11/30/15	37,734.18
Change	2,771.24

Reserve Account
Balance as of 11/16/15	2,310,518.58
Investment Earnings	296.67
Investment Earnings Paid	(296.67)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58